Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000014885
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class A
Trading Symbol	KGDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.35%

Gross expense ratio as of the latest prospectus: 1.52%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	29.03%	7.15%	4.40%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	21.61%	5.88%	3.79%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P® Developed SmallCap Index	29.93%	7.98%	7.66%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,407,540
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,311,013
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,407,540
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	1,311,013

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	21%
Consumer Discretionary	14%
Financials	13%
Information Technology	11%
Health Care	10%
Real Estate	8%
Materials	7%
Consumer Staples	5%
Energy	4%
Utilities	3%
Communication Services	3%

Ten Largest Equity Holdings

Holdings	18.9% of Net Assets
Carvana Co. (United States)	2.2%
Rush Enterprises, Inc. (United States)	2.2%
Synovus Financial Corp. (United States)	1.9%
Casey's General Stores, Inc. (United States)	1.9%
SkyWest, Inc. (United States)	1.9%
SentinelOne, Inc. (United States)	1.8%
Modine Manufacturing Co. (United States)	1.8%
Siegfried Holding AG (Switzerland)	1.8%
TopBuild Corp. (United States)	1.7%
Builders FirstSource, Inc. (United States)	1.7%

Geographical Diversification

Country	% of Net Assets
United States	64%
United Kingdom	7%
Japan	6%
Canada	5%
Australia	3%
France	2%
Switzerland	2%
Italy	2%
Korea	2%
Germany	2%
Other	4%

Material Fund Change [Text Block]
C000014888
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class C
Trading Symbol	KGDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.10%

Gross expense ratio as of the latest prospectus: 2.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	28.03%	6.34%	3.62%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	27.03%	6.34%	3.62%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P® Developed SmallCap Index	29.93%	7.98%	7.66%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,407,540
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,311,013
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,407,540
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	1,311,013

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	21%
Consumer Discretionary	14%
Financials	13%
Information Technology	11%
Health Care	10%
Real Estate	8%
Materials	7%
Consumer Staples	5%
Energy	4%
Utilities	3%
Communication Services	3%

Ten Largest Equity Holdings

Holdings	18.9% of Net Assets
Carvana Co. (United States)	2.2%
Rush Enterprises, Inc. (United States)	2.2%
Synovus Financial Corp. (United States)	1.9%
Casey's General Stores, Inc. (United States)	1.9%
SkyWest, Inc. (United States)	1.9%
SentinelOne, Inc. (United States)	1.8%
Modine Manufacturing Co. (United States)	1.8%
Siegfried Holding AG (Switzerland)	1.8%
TopBuild Corp. (United States)	1.7%
Builders FirstSource, Inc. (United States)	1.7%

Geographical Diversification

Country	% of Net Assets
United States	64%
United Kingdom	7%
Japan	6%
Canada	5%
Australia	3%
France	2%
Switzerland	2%
Italy	2%
Korea	2%
Germany	2%
Other	4%

Material Fund Change [Text Block]
C000148173
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class R6
Trading Symbol	KGDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$123	1.07%

Gross expense ratio as of the latest prospectus: 1.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	29.36%	7.45%	4.74%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P® Developed SmallCap Index	29.93%	7.98%	7.66%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,407,540
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,311,013
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,407,540
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	1,311,013

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	21%
Consumer Discretionary	14%
Financials	13%
Information Technology	11%
Health Care	10%
Real Estate	8%
Materials	7%
Consumer Staples	5%
Energy	4%
Utilities	3%
Communication Services	3%

Ten Largest Equity Holdings

Holdings	18.9% of Net Assets
Carvana Co. (United States)	2.2%
Rush Enterprises, Inc. (United States)	2.2%
Synovus Financial Corp. (United States)	1.9%
Casey's General Stores, Inc. (United States)	1.9%
SkyWest, Inc. (United States)	1.9%
SentinelOne, Inc. (United States)	1.8%
Modine Manufacturing Co. (United States)	1.8%
Siegfried Holding AG (Switzerland)	1.8%
TopBuild Corp. (United States)	1.7%
Builders FirstSource, Inc. (United States)	1.7%

Geographical Diversification

Country	% of Net Assets
United States	64%
United Kingdom	7%
Japan	6%
Canada	5%
Australia	3%
France	2%
Switzerland	2%
Italy	2%
Korea	2%
Germany	2%
Other	4%

Material Fund Change [Text Block]
C000014889
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class S
Trading Symbol	SGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$126	1.10%

Gross expense ratio as of the latest prospectus: 1.18%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	29.34%	7.41%	4.67%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P® Developed SmallCap Index	29.93%	7.98%	7.66%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,407,540
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,311,013
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,407,540
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	1,311,013

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	21%
Consumer Discretionary	14%
Financials	13%
Information Technology	11%
Health Care	10%
Real Estate	8%
Materials	7%
Consumer Staples	5%
Energy	4%
Utilities	3%
Communication Services	3%

Ten Largest Equity Holdings

Holdings	18.9% of Net Assets
Carvana Co. (United States)	2.2%
Rush Enterprises, Inc. (United States)	2.2%
Synovus Financial Corp. (United States)	1.9%
Casey's General Stores, Inc. (United States)	1.9%
SkyWest, Inc. (United States)	1.9%
SentinelOne, Inc. (United States)	1.8%
Modine Manufacturing Co. (United States)	1.8%
Siegfried Holding AG (Switzerland)	1.8%
TopBuild Corp. (United States)	1.7%
Builders FirstSource, Inc. (United States)	1.7%

Geographical Diversification

Country	% of Net Assets
United States	64%
United Kingdom	7%
Japan	6%
Canada	5%
Australia	3%
France	2%
Switzerland	2%
Italy	2%
Korea	2%
Germany	2%
Other	4%

Material Fund Change [Text Block]
C000070263
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Institutional Class
Trading Symbol	KGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	1.10%

Gross expense ratio as of the latest prospectus: 1.18%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	29.37%	7.41%	4.69%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P® Developed SmallCap Index	29.93%	7.98%	7.66%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,407,540
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,311,013
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,407,540
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	1,311,013

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	21%
Consumer Discretionary	14%
Financials	13%
Information Technology	11%
Health Care	10%
Real Estate	8%
Materials	7%
Consumer Staples	5%
Energy	4%
Utilities	3%
Communication Services	3%

Ten Largest Equity Holdings

Holdings	18.9% of Net Assets
Carvana Co. (United States)	2.2%
Rush Enterprises, Inc. (United States)	2.2%
Synovus Financial Corp. (United States)	1.9%
Casey's General Stores, Inc. (United States)	1.9%
SkyWest, Inc. (United States)	1.9%
SentinelOne, Inc. (United States)	1.8%
Modine Manufacturing Co. (United States)	1.8%
Siegfried Holding AG (Switzerland)	1.8%
TopBuild Corp. (United States)	1.7%
Builders FirstSource, Inc. (United States)	1.7%

Geographical Diversification

Country	% of Net Assets
United States	64%
United Kingdom	7%
Japan	6%
Canada	5%
Australia	3%
France	2%
Switzerland	2%
Italy	2%
Korea	2%
Germany	2%
Other	4%

Material Fund Change [Text Block]